Supplementary Cash Flow Information	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	For the six months ended June 30,
	2014	2013
Supplementary cash flow information:
Cash paid for interest	$189,038	$191,259
Cash paid for income taxes (1)	$304,785	$225,740
Cash inflow for income taxes from stock option exercises	$3,153	$3,933

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(523,912)	$(130,864)
Liabilities assumed	241,132	17,173
Noncontrolling interest subject to put provisions	3,110	15,320
Noncontrolling interest	6,191	5,570
Pending payments for purchase considerations	9,156	11,683
Cash paid	(264,323)	(81,118)
Less cash acquired	84,694	5,139
Net cash paid for acquisitions	(179,629)	(75,979)
Cash paid for investments	(249,156)	(22,894)
Cash paid for intangible assets	(5,912)	(2,936)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(434,697)	$(101,809)

(1) Net of tax refund.